Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2016	May 31, 2026	May 31, 2026	May 31, 2026
C000023273
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index	The Fairholme Fund
C000082377
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index	The Fairholme Focused Income Fund
Without Sales Load [Member] | C000023273
Average Annual Return [Line Items]
Average Annual Return, Percent			35.60%	6.38%	9.37%
Without Sales Load [Member] | C000082377
Average Annual Return [Line Items]
Average Annual Return, Percent			10.69%	8.86%	7.18%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.78%	14.15%	15.65%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			5.13%	0.17%	1.70%